Related-party transactions (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Assets	$ 222,337	$ 181,645
Liabilities	146,446	122,295
Transactions With Joint Ventures Associates Government Entities And Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Assets	16,887	13,540
Liabilities	5,334	4,135
Current [member]
IfrsStatementLineItems [Line Items]
Assets	1,896	1,557
Liabilities	1,453	1,382
Non Current [Member]
IfrsStatementLineItems [Line Items]
Assets	14,991	11,983
Liabilities	3,881	2,753
Petros [Member]
IfrsStatementLineItems [Line Items]
Assets	50	44
Liabilities	310	234
Government bonds [member]
IfrsStatementLineItems [Line Items]
Assets	552	1,114
Banks Controlled By The Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Assets	16,027	12,030
Liabilities	3,790	2,675
Brazilian Federal Government [Member]
IfrsStatementLineItems [Line Items]
Liabilities	893	1,046
P P S A [Member]
IfrsStatementLineItems [Line Items]
Liabilities	116	79
Other Government Entities [Member]
IfrsStatementLineItems [Line Items]
Assets	181	235
Liabilities	170	85
Other Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Assets	44	52
Liabilities	27	15
Joint Venture And Associates Sub Total [Member]
IfrsStatementLineItems [Line Items]
Assets	77	117
Liabilities	55	16
Petrochemical Companies [Member]
IfrsStatementLineItems [Line Items]
Assets	33	65
Liabilities	28	1
Government Entities Sub Total [Member]
IfrsStatementLineItems [Line Items]
Assets	16,760	13,379
Liabilities	$ 4,969	$ 3,885